CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Share based compensation	40,187	71,785	96,199
Depreciation and amortization	484,784	297,509	178,765
Allowance for doubtful accounts	26,338	1,645	20,892
Inventory write-down	90,156	10,949	44,229
Allowance for advance to third party suppliers	6,285	35,909	33,368
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	127,949
Change in fair value of derivatives	(63,147)	(74,528)	49,071
Gain on acquisition of a subsidiary	(187,387)
Loss for equity investment in a joint venture	1,800
Exchange gain	(57,989)	(18,044)	(2,138)
Investment loss from short-term investments			2,277
Loss from disposal of fixed assets	3,334	1,198	782
Impairment on property, plant and equipment	303,068	47,286	18,010
Deferred income taxes	(5,587)	(36,815)	(21,672)
Loss/(gain) from convertible notes buyback	(4,312)		24,156
Gain or loss on sale of available-for-sale securities		(231,163)
Loss on disposal of discontinued operation		21,967
Changes in operating assets and liabilities:
Increase in notes receivables	(157,771)	(134,598)	(119,824)
Increase in accounts receivables from third party customers	(295,673)	(597,696)	(23,895)
Decrease/(increase) in accounts receivables from related party customers	133,257	(1,597)	23,009
Disposal of trading securities			353,588
(Increase)/decrease in inventories	557,791	(719,084)	(93,379)
Decrease/(increase) in advance to third party suppliers	288,410	(46,411)	71,893
Decrease in advance to related party suppliers	109,391	11,399	261,394
(Increase)/decrease in other current assets	180,187	(342,296)	(23,144)
Increase in prepaid land use rights	(57,312)	(57,509)	(6,222)
Increase/(decrease) in accounts payable	(466,524)	655,577	249,881
Increase/(decrease) in tax payable	(89,614)	(85,542)	10,035
(Decrease)/increase in advance from customers	(165,270)	430,598	(11,268)
Increase/(decrease) in other payables	6,637	(16,558)	4,640
Increase/(decrease) in payroll and welfare payables	(41,682)	56,399	45,009
(Decrease)/increase in accrued expenses	90,145	40,790	(1,652)
Decrease in interest payable	(448)	(1,629)	(3,328)
(Decrease)/increase in amounts due to related parties	6,602	(6,034)	(3,123)
Increase/(decrease) in other current liabilities	(29,808)	29,802
Increase in accrued warranty costs	47,474	25,346	746
Increase in other long-term liabilities	34,499	31,593	16,383
Net cash provided by operating activities	364,370	1,279,514	1,129,132
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,203,723)	(1,646,446)	(610,600)
Proceeds from disposal of property, plant and equipment	5,041	7,427	275
Purchase of intangible assets	(196)	(6,020)	(2,277)
Proceeds from disposal of a subsidiary	82,268
Cash paid for investment in a joint venture	(96,211)
Cash (paid for)/acquired from acquisition of a subsidiary	127,720	(196,037)
Proceeds from sale of available-for-sale securities		231,163	66,000
(Increase)/decrease in restricted cash	23,961	(68,981)	(10,551)
Net cash used in investing activities	(2,061,140)	(1,678,894)	(557,153)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,933,478		40,000
Proceeds from long-term bank borrowings	3,510,208	1,600,000	680,000
Repurchase of convertible notes	(28,469)		(459,601)
Repayment of short-term bank borrowings	(1,446,403)	(10,000)	(520,000)
Repayment of long-term bank borrowings	(681,500)	(760,000)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	3,310,389	838,276	(242,760)
Effect of exchange rate changes on cash and cash equivalents	(14,009)	(16,662)	(4,755)
Net increase in cash and cash equivalents	1,599,610	422,234	324,464
Cash and cash equivalents at the beginning of the year	2,289,482	1,867,248	1,542,784
Cash and cash equivalents at the end of the year	3,889,092	2,289,482	1,867,248
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	170,467	114,819	98,259
Cash paid for income tax	200,839	179,658	30,028
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	474,185	151,791	69,444
Issuance of ordinary shares relating to acquisition of a subsidiary	358,987